Accounts Receivable - Net - Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 113,736	$ 74,464
Trade Accounts Receivable Aging Within One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	108,635	71,728
Trade Accounts Receivable Aging Greater Than One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	3,462	1,239
Trade Accounts Receivable
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 112,097	$ 72,967